SEGMENT REPORTING - Disaggregated Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 61,352	$ 62,441	$ 68,275
Steel sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	52,950	54,933	60,026
Non-steel sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,888	3,477	3,850
By-product sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,413	1,470	1,741
Other sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,101	2,561	2,658
Operating segments | North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	12,277	11,793	12,856
Operating segments | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	9,543	10,522	11,185
Operating segments | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	25,552	26,547	28,026
Operating segments | Sustainable Solutions
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	9,285	9,088	9,893
Operating segments | Mining
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,365	982	1,171
Operating segments | Steel sales | North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	10,956	10,961	11,830
Operating segments | Steel sales | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	8,691	9,769	10,393
Operating segments | Steel sales | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	22,569	23,210	24,345
Operating segments | Steel sales | Sustainable Solutions
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	8,382	8,335	9,224
Operating segments | Steel sales | Mining
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Operating segments | Non-steel sales | North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	498	401	541
Operating segments | Non-steel sales | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	145	127	160
Operating segments | Non-steel sales | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	748	1,021	1,130
Operating segments | Non-steel sales | Sustainable Solutions
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	548	514	455
Operating segments | Non-steel sales | Mining
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,316	945	1,140
Operating segments | By-product sales | North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	144	79	94
Operating segments | By-product sales | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	178	166	174
Operating segments | By-product sales | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	893	1,033	1,259
Operating segments | By-product sales | Sustainable Solutions
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	41	47	46
Operating segments | By-product sales | Mining
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Operating segments | Other sales | North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	679	352	391
Operating segments | Other sales | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	529	460	458
Operating segments | Other sales | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,342	1,283	1,292
Operating segments | Other sales | Sustainable Solutions
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	314	192	168
Operating segments | Other sales | Mining
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	49	37	31
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,330	3,509	5,144
Others | Steel sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,352	2,658	4,234
Others | Non-steel sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	633	469	424
Others | By-product sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	157	145	168
Others | Other sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 188	$ 237	$ 318